	THE COOK AND BYNUM FUND
	Schedule of Investments
	December 31, 2024 (unaudited)
		Shares	Value
86.94%	COMMON STOCK
14.97%	BREWERIES
	Union de Cervecerias Peruanas Backus y Johnston SA	500,000	$3,061,034
	Anheuser-Busch InBev SA/NV ADR	128,304	6,424,181
			9,485,215
22.89%	CONGLOMERATES
	Berkshire Hathaway Class B(A)	32,013	14,510,853
5.77%	CONSUMER STAPLES - MERCHANDISE RETAIL
	BIM Birlesik Magazalar AS	149,000	2,226,270
	Migros Ticaret AS	92,554	1,431,295
			3,657,565
2.09%	HEALTH CARE SERVICES
	Euroeyes International Eye Clinic, Ltd.	2,601,000	1,322,829
0.57%	INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS
	Gesco SE	26,532	362,778
7.35%	RETAIL - CONVENIENCE STORES
	Fomento Economico Mexicano SAB ADR(A)	54,513	4,660,316
25.93%	SOFT DRINK BOTTLING AND DISTRIBUTION
	Arca Continental S.A.B. de C.V.	1,986,195	16,434,618
7.37%	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS
	Liberty Latin America Ltd. Class A(A)	81,841	520,509
	Liberty Latin America Ltd. Class C(A)	654,782	4,151,318
			4,671,827
86.94%	TOTAL COMMON STOCK		55,106,001
10.08%	PREFERRED STOCK
10.08%	SOFT DRINK BOTTLING AND DISTRIBUTION
	Coca-Cola Embonor SA 0.000%	5,301,259	6,388,536
10.08%	TOTAL PREFERRED STOCK		$6,388,536
2.85%	SHORT-TERM INVESTMENTS
2.85%	TREASURIES
	US Treasury 01/02/2025 0.023%(B)	1,809,000	1,808,776

THE COOK AND BYNUM FUND

Schedule of Investments

December 31, 2024 (unaudited)

SharesValue

2.85% TOTAL SHORT-TERM INVESTMENTS	1,808,776
99.87%	TOTAL INVESTMENTS	63,303,313
0.13%	Other assets, net of liabilities	79,673
100.00%	NET ASSETS	$63,382,986

(A)Non-income producing

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of December 31,2024 ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$55,106,001			$55,106,001
PREFERRED STOCK		$6,388,536			$6,388,536
SHORT TERM INVESTMENTS			$ 1,808,776		$1,808,776
TOTAL INVESTMENTS		$61,494,537	$ 1,808,776		$63,303,313

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $59,109,,019, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,393,996
Gross unrealized depreciation	(17,199,702)
Net unrealized appreciation	$4,194,294